Subsequent Events	6 Months Ended
Mar. 31, 2026
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

17. SUBSEQUENT EVENTS

The Company evaluated all events and transactions that occurred after March 31, 2026 up through the date the Company issued the unaudited condensed consolidated financial statements. There were no other subsequent events occurred that would require recognition or disclosure in the Company’s unaudited condensed consolidated financial statements, unless as disclosed below.

On May 26, 2026, the Company received a letter from Nasdaq stating that, while the Company’s listed securities had not regained compliance with the Minimum Bid Price Requirement, Nasdaq had determined that the Company is eligible for an additional 180 calendar day compliance period, or until November 23, 2026, to regain compliance. Nasdaq’s determination was based on the Company satisfying the continued listing requirement for the market value of publicly held shares and all other applicable requirements for initial listing on the Nasdaq Capital Market, other than the Minimum Bid Price Requirement, and the Company’s written notice of its intention to cure the deficiency during the second compliance period by effecting a reverse stock split, if necessary. If, at any time during this additional compliance period, the closing bid price of the Company’s securities is at least US$1.00 per share for a minimum of 10 consecutive business days, Nasdaq will provide written confirmation that the Company has regained compliance, and the matter will be closed. The Company is evaluating available options to regain compliance with the Minimum Bid Price Requirement, including potentially effecting a reverse stock split of its [ordinary shares / ADSs], and intends to use all reasonable efforts to regain compliance in a timely manner. However, there can be no assurance that the Company will be able to regain compliance with the Minimum Bid Price Requirement, or that the Company will otherwise be in compliance with Nasdaq’s other continued listing requirements. If the Company’s securities are delisted from Nasdaq, the liquidity and market price of the Company’s securities could be materially and adversely affected. The Company does not believe that the matters described above have a material impact on its consolidated financial position, results of operations or cash flows, and no adjustments to the consolidated financial statements are required as a result of these matters.

On July 10, 2026, the Company, through its wholly owned subsidiary, Multi Ridge (Asia) Limited, purchased certain trademarks for the consideration of, in aggregate USD2,500,000 from Meridian Industries Limited.